Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	For investment and working capital [member]	Retained earnings [member]	Result in transaction with non-controlling interest [member]	Actuarial gain (loss) on post employment benefit obligation [member]	Cumulative translation adjustments [member]	Other Comprehensive (Loss) Financial Instruments [member]	Total shareholders equity [member]	Non-controlling interest [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2018	$ 3,940.1	$ 1,551.6	$ (31.4)	$ 37.4	$ 47.0	$ 204.4	$ 2,182.3		$ (4.2)	$ (39.2)	$ (102.7)	$ 0.5	$ 3,845.7	$ 94.4
Beginning balance (Adjustment related to accounting policy change [member]) at Dec. 31, 2018								$ 1.3				(1.3)
Beginning balance at Dec. 31, 2018	3,940.1	1,551.6	(31.4)	37.4	47.0	204.4	2,182.3	1.3	(4.2)	(39.2)	(102.7)	(0.8)	3,845.7	94.4
Statement [Line Items]
Loss for the year	(316.5)							(322.3)					(322.3)	5.8
Translation adjustments	(10.6)										(7.3)		(7.3)	(3.3)
Financial instruments - Cash flow hedge	(0.7)											(0.7)	(0.7)
Total of comprehensive loss	(327.8)							(322.3)			(7.3)	(0.7)	(330.3)	2.5
Stock options grants exercised	2.2		4.9					(2.7)					2.2
Correction of immaterial out-of-period adjustment	(31.6)							(31.6)					(31.6)
Allocation of profits:
Government grants					2.0			(2.0)
Reserve for investments and working capital	0.1						(325.6)	325.7					0.1
Ending balance (Previously stated [member]) at Dec. 31, 2019	3,614.6	1,551.6	(26.5)	37.4	49.0	204.4	1,856.7		(4.2)	(39.2)	(110.0)	(1.5)	3,517.7	96.9
Ending balance at Dec. 31, 2019	3,583.0	1,551.6	(26.5)	37.4	49.0	204.4	1,856.7	(31.6)	(4.2)	(39.2)	(110.0)	(1.5)	3,486.1	96.9
Statement [Line Items]
Loss for the year	(728.3)							(731.9)					(731.9)	3.6
Translation adjustments	62.1										53.5		53.5	8.6
Put options of non-controlling interest	(22.2)								(22.2)				(22.2)
Financial instruments - Cash flow hedge	9.0											9.0	9.0
Other comprehensive income (loss)	3.5													3.5
Total of comprehensive loss	(675.9)							(731.9)	(22.2)		53.5	9.0	(691.6)	15.7
Stock options grants exercised	0.4		0.8					(0.4)					0.4
Absorption of reserves by loss for the year							(732.3)	732.3
Ending balance (Previously stated [member]) at Dec. 31, 2020	2,939.1
Ending balance at Dec. 31, 2020	2,907.5	1,551.6	(25.7)	37.4	49.0	204.4	1,124.4	(31.6)	(26.4)	(39.2)	(56.5)	7.5	2,794.9	112.6
Statement [Line Items]
Loss for the year	(43.5)							(44.7)					(44.7)	1.2
Actuarial loss on post employment benefit obligation | Previously stated [member]										(9.5)
Actuarial loss on post employment benefit obligation	(9.5)												(9.5)
Translation adjustments	(67.8)										(61.1)		(61.1)	(6.7)
Put options of non-controlling interest	(0.3)								(0.3)				(0.3)
Financial instruments - Cash flow hedge	(8.9)											(8.9)	(8.9)
Total of comprehensive loss	(130.0)							(44.7)	(0.3)	(9.5)	(61.1)	(8.9)	(124.5)	(5.5)
Repurchases of common shares	(2.5)		(2.5)										(2.5)
Absorption of reserves by loss for the year							(76.3)	$ 76.3
Ending balance at Dec. 31, 2021	$ 2,775.0	$ 1,551.6	$ (28.2)	$ 37.4	$ 49.0	$ 204.4	$ 1,048.1		$ (26.7)	$ (48.7)	$ (117.6)	$ (1.4)	$ 2,667.9	$ 107.1